Vanguard® Health Care Fund
Schedule of Investments (unaudited)
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.1%)
Belgium (3.3%)
[1]	UCB SA	10,923,125	1,015,387
*	Argenx SE	1,403,357	541,343
*	Galapagos NV	1,175,458	45,607
			1,602,337
Brazil (0.0%)
*,2	Hapvida Participacoes e Investimentos SA	8,909,471	4,930
China (1.0%)
[2]	WuXi AppTec Co. Ltd. Class H	11,971,416	105,288
*	Legend Biotech Corp. ADR	1,483,204	101,911
*,2	Wuxi Biologics Cayman Inc.	10,465,200	62,402
*	Zai Lab Ltd.	16,916,600	59,227
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSHE)	965,017	43,527
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	24,872,000	42,441
*	Zai Lab Ltd. ADR	1,085,794	37,981
*,2	Remegen Co. Ltd. Class H	4,397,500	25,843
			478,620
Denmark (2.2%)
*	Genmab A/S	2,088,852	858,445
*	Ascendis Pharma A/S ADR	1,636,751	114,507
*,3	Genmab A/S ADR	2,285,855	93,743
			1,066,695
Italy (0.1%)
	DiaSorin SpA	552,359	59,993
Japan (8.3%)
	Daiichi Sankyo Co. Ltd.	41,350,190	1,418,916
[1]	Eisai Co. Ltd.	19,459,917	1,122,902
	Chugai Pharmaceutical Co. Ltd.	30,174,900	778,683
	Ono Pharmaceutical Co. Ltd.	17,945,352	361,331
	Terumo Corp.	6,976,400	208,914
	Nippon Shinyaku Co. Ltd.	1,977,800	90,442
	Asahi Intecc Co. Ltd.	2,023,500	36,618
			4,017,806
Spain (0.2%)
*	Roivant Sciences Ltd.	9,572,139	81,842
	Almirall SA	949,100	9,716
			91,558
Switzerland (5.5%)
	Novartis AG (Registered)	22,583,277	2,310,131
	Alcon Inc.	3,393,208	247,081

		Shares	Market Value ($000)
*	Tecan Group AG (Registered)	236,453	103,040
			2,660,252
United Kingdom (7.1%)
	AstraZeneca plc	19,424,805	2,858,613
	GSK plc	9,296,836	167,651
*,3	Immunocore Holdings plc ADR	2,085,568	121,067
	Hikma Pharmaceuticals plc	5,075,715	117,557
*	Abcam plc ADR	7,161,997	116,669
	Genus plc	1,004,385	33,959
*	Verona Pharma plc	1,160,032	24,303
			3,439,819
United States (70.4%)
	Eli Lilly & Co.	7,429,984	2,941,233
	UnitedHealth Group Inc.	5,901,234	2,903,938
	Merck & Co. Inc.	19,184,851	2,215,275
	Pfizer Inc.	53,045,161	2,062,926
*	Biogen Inc.	4,638,428	1,411,149
	Stryker Corp.	4,489,243	1,345,202
	Abbott Laboratories	11,672,803	1,289,495
*	Boston Scientific Corp.	23,063,484	1,202,069
	Elevance Health Inc.	2,560,815	1,200,126
	Danaher Corp.	4,820,647	1,142,059
	Thermo Fisher Scientific Inc.	2,024,414	1,123,347
	Humana Inc.	2,102,867	1,115,550
*	Vertex Pharmaceuticals Inc.	2,960,227	1,008,638
*	Alnylam Pharmaceuticals Inc.	4,718,518	939,929
*	Regeneron Pharmaceuticals Inc.	1,151,096	922,937
*	Edwards Lifesciences Corp.	9,662,088	850,070
	HCA Healthcare Inc.	2,955,594	849,231
	Zoetis Inc.	4,787,260	841,505
*	Seagen Inc.	3,780,620	756,124
*	Centene Corp.	8,903,692	613,731
	Agilent Technologies Inc.	3,576,445	484,358
*	Insulet Corp.	1,488,014	473,248
*	Moderna Inc.	3,493,282	464,222
*	agilon health Inc.	14,265,479	346,223
*	Apellis Pharmaceuticals Inc.	4,101,050	342,151
*	IQVIA Holdings Inc.	1,797,052	338,259
	Laboratory Corp. of America Holdings	1,485,818	336,850
	Teleflex Inc.	1,217,493	331,791
*	Align Technology Inc.	909,029	295,707
*	Illumina Inc.	1,377,704	283,201
*	Waters Corp.	811,122	243,629
*	Sarepta Therapeutics Inc.	1,904,084	233,764
*	Molina Healthcare Inc.	729,664	217,360
*	Acadia Healthcare Co. Inc.	2,711,116	195,987
*	Exact Sciences Corp.	2,807,222	179,859
*	United Therapeutics Corp.	733,658	168,837
*	Karuna Therapeutics Inc.	765,799	151,965
*	Alkermes plc	4,619,968	131,900
*	Cytokinetics Inc.	3,334,530	124,711
*	Denali Therapeutics Inc.	5,003,477	124,286
*,3	Reata Pharmaceuticals Inc. Class A	1,237,211	122,311
*	Blueprint Medicines Corp.	2,379,137	121,455
*,1	Agios Pharmaceuticals Inc.	5,148,413	117,744
*	Mirati Therapeutics Inc.	2,560,960	113,476
	Encompass Health Corp.	1,753,507	112,487

		Shares	Market Value ($000)
*	Vaxcyte Inc.	2,365,953	101,334
*	REVOLUTION Medicines Inc.	3,968,987	93,232
*	TG Therapeutics Inc.	3,066,304	76,136
*	Syneos Health Inc.	1,911,256	75,036
*	Sage Therapeutics Inc.	1,406,483	68,707
*	PTC Therapeutics Inc.	1,235,744	68,139
*	Prothena Corp. plc	1,293,898	68,085
*	Syndax Pharmaceuticals Inc.	3,092,082	63,542
*	Evolent Health Inc. Class A	1,734,142	63,140
*	Shockwave Medical Inc.	214,553	62,255
*	Surgery Partners Inc.	1,504,178	59,656
*	Intellia Therapeutics Inc.	1,534,651	57,933
*	Ultragenyx Pharmaceutical Inc.	1,245,879	54,408
*	Amedisys Inc.	603,050	48,425
*	Rocket Pharmaceuticals Inc.	2,571,100	46,074
*	Kymera Therapeutics Inc.	1,442,019	45,481
*	Glaukos Corp.	934,746	44,410
*	Celldex Therapeutics Inc.	1,384,641	43,533
*	Amicus Therapeutics Inc.	3,307,491	38,168
*	Intra-Cellular Therapies Inc.	533,728	33,171
*	Xenon Pharmaceuticals Inc.	620,627	24,999
*	2seventy bio Inc.	2,046,666	19,464
			34,045,643
Total Common Stocks (Cost $28,381,266)			47,467,653
Temporary Cash Investments (1.7%)
Money Market Fund (0.0%)
[4,5]	Vanguard Market Liquidity Fund 4.853%	221,693	22,167
		Face Amount ($000)
Repurchase Agreements (1.7%)
	Bank of America Securities, LLC, 4.800%, 5/1/23 (Dated 4/28/23, Repurchase Value $62,325,000, collateralized by U.S. Treasury Note/Bond 0.500%, 4/30/27, with a value of $63,546,000)	62,300	62,300
	Bank of Nova Scotia, 4.750%, 5/1/23 (Dated 4/28/23, Repurchase Value $129,851,000, collateralized by U.S. Treasury Bill 0.000%, 6/6/23–3/21/24, U.S. Treasury Inflation Indexed Note/Bond 5.166%, 10/31/23, and U.S. Treasury Note/Bond 0.125%–5.375%, 4/30/23–11/15/48, with a value of $132,448,000)	129,800	129,800
	Barclays Capital Inc., 4.750%, 5/1/23 (Dated 4/28/23, Repurchase Value $40,716,000, collateralized by U.S. Treasury Note/Bond 2.250%, 5/15/41, with a value of $41,514,000)	40,700	40,700
	BNP Paribas Securities Corp., 4.760%, 5/1/23 (Dated 4/28/23, Repurchase Value $50,020,000, collateralized by U.S. Treasury Bill 0.000%, 9/14/23–9/21/23, and U.S. Treasury Note/Bond 0.250%–4.625%, 6/15/23–11/15/44, with a value of $51,000,000)	50,000	50,000
	BNP Paribas Securities Corp., 4.800%, 5/1/23 (Dated 4/28/23, Repurchase Value $54,022,000, collateralized by Fannie Mae 3.290%–5.000%, 7/1/30–12/1/48, U.S. Treasury Bill 0.000%, 10/26/23, and U.S. Treasury Note/Bond 0.250%–6.750%, 7/31/25–8/15/49, with a value of $55,080,000)	54,000	54,000
	Credit Agricole Securities, 4.750%, 5/1/23 (Dated 4/28/23, Repurchase Value $43,417,000, collateralized by U.S. Treasury Note/Bond 2.250%, 8/15/27, with a value of $44,268,000)	43,400	43,400

	Face Amount ($000)	Market Value ($000)
HSBC Bank USA, 4.760%, 5/1/23 (Dated 4/28/23, Repurchase Value $26,811,000, collateralized by U.S. Treasury Bill 0.000%, 6/22/23, with a value of $27,336,000)	26,800	26,800
HSBC Bank USA, 4.800%, 5/1/23 (Dated 4/28/23, Repurchase Value $38,015,000, collateralized by Fannie Mae 2.000%–4.500%, 2/1/28–4/1/53, and Freddie Mac 1.500%–4.000%, 11/1/30–7/1/51, with a value of $38,760,000)	38,000	38,000
JP Morgan Securities LLC, 4.780%, 5/1/23 (Dated 4/28/23, Repurchase Value $16,006,000, collateralized by U.S. Treasury Bill 0.000%, 7/6/23, and U.S. Treasury Note/Bond 0.375%–3.000%, 9/15/24–2/15/48, with a value of $16,320,000)	16,000	16,000
Natixis SA, 4.750%, 5/1/23 (Dated 4/28/23, Repurchase Value $126,950,000, collateralized by Federal Home Loan Bank 3.000%, 2/24/37, U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.375%, 4/15/24–2/15/49, and U.S. Treasury Note/Bond 1.250%–4.375%, 8/31/24–8/15/51, with a value of $129,438,000)	126,900	126,900
Nomura International plc, 4.780%, 5/1/23 (Dated 4/28/23, Repurchase Value $123,249,000, collateralized by Federal Home Loan Bank 0.000%–5.000%, 2/28/25–5/3/23, U.S. Treasury Inflation Indexed Note/Bond 0.875%, 2/15/47, and U.S. Treasury Note/Bond 0.250%–3.875%, 3/31/25–5/15/43, with a value of $125,664,000)	123,200	123,200
RBC Capital Markets LLC, 4.760%, 5/1/23 (Dated 4/28/23, Repurchase Value $95,038,000, collateralized by Fannie Mae 3.500%–5.000%, 2/1/43–10/1/52, Freddie Mac 4.500%, 7/1/52, U.S. Treasury Bill 0.000%, 8/17/23, and U.S. Treasury Inflation Indexed Note/Bond 5.116%–5.271%, 10/31/23–10/31/24, with a value of $96,900,000)	95,000	95,000
		806,100
Total Temporary Cash Investments (Cost $828,268)		828,267
Total Investments (99.8%) (Cost $29,209,534)		48,295,920
Other Assets and Liabilities—Net (0.2%)		82,899
Net Assets (100%)		48,378,819
Cost is in $000.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the aggregate value was $198,463,000, representing 0.4% of net assets.
3	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $21,407,000.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $22,073,000 was received for securities on loan.
ADR—American Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	34,050,573	—	—	34,050,573
Common Stocks—Other	692,023	12,725,057	—	13,417,080
Temporary Cash Investments	22,167	806,100	—	828,267
Total	34,764,763	13,531,157	—	48,295,920

E.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Jan. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2023 Market Value ($000)
2seventy bio Inc.	27,835	—	—	—	(8,371)	—	—	NA1
Agios Pharmaceuticals Inc.	151,775	—	—	—	(34,031)	—	—	117,744
Eisai Co. Ltd.	1,152,216	47,189	—	—	(76,503)	10,555	—	1,122,902
Ironwood Pharmaceuticals Inc. Class A	125,592	—	113,327	(6,333)	(5,932)	—	—	—
UCB SA	896,839	—	—	—	118,548	11,227	—	1,015,387
Vanguard Market Liquidity Fund	669	NA2	NA2	2	(1)	—	—	22,167
Total	2,354,926	47,189	113,327	(6,331)	(6,290)	21,782	—	2,278,200
1	Not applicable—at April 30, 2023, the security was still held, but the issuer was no longer an affiliated company of the fund.
2	Not applicable—purchases and sales are for temporary cash investment purposes.